Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Warrants

7. Warrants

The following is a summary of warrant activity for the six months ended June 30, 2017 (in thousands):

Warrant Issuance	Outstanding, December 31, 2016	Granted	Exercised	Expired	Outstanding, June 30 2017	Expiration
February 2017	—	17,000	—	—	17,000	February 2022
July 2016	700	—	—	—	700	January 2022
January 2016	682	—	—	—	682	January 2021
March 2015	700	—	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	13	—	—	(13)	—	April 2017
Other	124	—	—	—	124	November 2021

	2,570	17,000	—	(13)	19,557

Warrants consist of warrants potentially settleable in cash, which are liability-classified warrants, and equity-classified warrants.

Warrants classified as liabilities

Liability-classified warrants consist of warrants to purchase common stock issued in connection with equity financings in February 2017, July 2016, January 2016, March 2015, September 2013, December 2012, and April 2011. These warrants are potentially settleable in cash and were determined not to be indexed to our common stock.

Most of our warrants have a provision allowing the holders of warrants to require us to make a cash payment in the event we engage in a Fundamental Transaction. The term Fundamental Transaction is defined in each warrant agreement governing the applicable class of warrants. The cash payment is based upon a Black-Scholes analysis of the remaining value of the warrant at the time the Fundamental Transaction is effectuated. In August 2017, a holder of warrants under the warrant agreement dated February 13, 2017 has asserted that the Proposed Merger of SELLAS constitutes a Fundamental Transaction. The Company is in process of determining the merits of the assertion.

The estimated fair value of outstanding warrants accounted for as liabilities is determined at each balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent balance sheet date is recorded in the condensed consolidated statement of operations as other income (expense). The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

As of June 30, 2017
Warrant Issuance	Outstanding (in thousands)	Strike price (per share)	Expected term (years)	Volatility %	Risk-free rate %
February 2017	17,000	$1.10	4.62	136.07%	1.83%
July 2016	700	$13.00	4.04	144.12%	1.73%
January 2016	682	$28.40	3.53	150.15%	1.64%
March 2015	700	$41.60	2.72	168.20%	1.50%
September 2013	199	$50.00	1.22	100.31%	1.27%
December 2012	152	$10.32	0.48	49.17%	1.13%

As of December 31, 2016
Warrant Issuance	Outstanding (in thousands)	Strike price (per share)	Expected term (years)	Volatility %	Risk-free rate %
July 2016	700	$13.00	4.54	117.82%	1.82%
January 2016	682	$28.40	4.03	120.38%	1.71%
March 2015	700	$41.60	3.22	131.46%	1.52%
September 2013	199	$50.00	1.72	164.01%	1.10%
December 2012	152	$31.60	0.98	204.55%	0.84%
April 2011	13	$13.00	0.31	103.79%	0.53%

The expected volatility assumptions are based on the Company’s implied volatility in combination with the implied volatilities of similar publicly traded entities. The expected life assumption is based on the remaining contractual terms of the warrants. The risk-free rate is based on the zero coupon rates in effect at the time of valuation. The dividend yield used in the pricing model is zero, because the Company has no present intention to pay cash dividends.

The changes in fair value of the warrant liability for the six months ended June 30, 2017 were as follows (in thousands):

Warrant Issuance	Warrant liability, December 31, 2016	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, June 30, 2017
February 2017	$—	$10,357	$—	$(2,345)	$8,012
July 2016	753	—	—	(540)	213
January 2016	529	—	—	(375)	154
March 2015	432	—	—	(301)	131
September 2013	81	—	—	(81)	—
December 2012	65	—	—	(65)	—
April 2011	—	—	—	—	—

	$1,860	$10,357	$—	$(3,707)	$8,510

Warrants classified as equity

Equity-classified warrants consist of warrants issued in connection with consulting services provided to us. Additionally, on May 8, 2013 as a part of a previous loan financing, we granted Oxford Financial LLC warrants to purchase 9,109 shares of common stock at an exercise price of $49.40 per share, which equaled the 20-day average market price of our common stock prior to the date of the grant. The warrants were valued using the Black Scholes model. The fair value assumptions for the grant included a volatility of 75.34%, expected term of seven years, risk free rate of 1.20%, and a dividend rate of 0.00%. The fair value of the warrants granted was $38.60 per share. These warrants are recorded in equity at fair value upon issuance, and not as liabilities, and are not subject to adjustment to fair value in subsequent reporting periods.

In 2016, the Company issued warrants to purchase 100,000 shares of common stock to the holder of the Debenture. The holder received 50,000 warrants upon the closing on the sale of the Debenture at an exercise price of $30.20, maturing 5 years from issuance, and in accordance with the terms of the amendment agreement, the exercise price of the warrant was reduced to $8.60 per share. The fair value assumptions for the grant included a volatility of 77.13%, expected term of 5.5 years, risk free rate of 1.26%, and a dividend rate of 0.00%. Additionally, the holder received 50,000 warrants upon the Company’s public company announcement of the interim analysis on June 29, 2016 at an exercise price of $8.60. The fair value assumptions for the grant included a volatility of 106.63%, expected term of 5.5 years, risk free rate of 1.35%, and a dividend rate of 0.00%.

In addition to the warrants issued to the holder of the Debenture there are 15,000 outstanding warrants issued to service providers with a weighted average exercise price of $79.40 as of June 30, 2017 and December 31, 2016. These warrants are recorded in equity at fair value upon issuance, and not as liabilities, and are not subject to adjustment to fair value in subsequent reporting periods.

8. Warrants

The following is a summary of warrant activity for the years ended December 31, 2016 and 2015 (in thousands):

Warrant Issuance	Outstanding, December 31, 2015	Granted	Exercised	Expired	Outstanding, December 31, 2016	Expiration
July 2016	—	700	—	—	700	January 2022
January 2016	—	682	—	—	682	January 2021
March 2015	700	—	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	31	—	(18)	—	13	April 2017
March 2011	9	—	(1)	(8)	—	March 2016
March 2010	1	—	—	(1)	—	March 2016
Other	24	100	—	—	124	November 2021

	1,116	1,482	(19)	(9)	2,570

Warrant Issuance	Outstanding, January 1, 2015	Granted	Exercised	Expired	Outstanding, December 31, 2015	Expiration
March 2015	—	700	—	—	700	March 2020
September 2013	199	—	—	—	199	September 2018
December 2012	152	—	—	—	152	December 2017
April 2011	31	—	—	—	31	April 2017
March 2011	9	—	—	—	9	March 2016
March 2010	1	—	—	—	1	March 2016
Other	36	—	—	(12)	24	November 2021

	428	700	—	(12)	1,116

Warrants consist of warrants potentially settleable in cash, which are liability-classified warrants, and equity-classified warrants.

Warrants classified as liabilities

Liability-classified warrants consist of warrants to purchase common stock issued in connection with equity financings in July 2016, January 2016, March 2015, September 2013, December 2012, April 2011, March 2011, March 2010 and August 2009. These warrants are potentially settleable in cash and were determined not to be indexed to our common stock.

The estimated fair value of outstanding warrants accounted for as liabilities is determined at each balance sheet date. Any decrease or increase in the estimated fair value of the warrant liability since the most recent balance sheet date is recorded in the consolidated statement of operations as other income (expense). The fair value of the warrants is estimated using an appropriate pricing model with the following inputs:

As of December 31, 2016
Warrant Issuance	Outstanding	Strike price	Expected term	Volatility %	Risk-free rate %
July 2016	700	$13.00	4.54	117.82%	1.82%
January 2016	682	$28.40	4.03	120.38%	1.71%
March 2015	700	$41.60	3.22	131.46%	1.52%
September 2013	199	$50.00	1.72	164.01%	1.10%
December 2012	152	$31.60	0.98	204.55%	0.84%
April 2011	13	$13.00	0.31	103.79%	0.53%

As of December 31, 2015
Warrant Issuance	Outstanding	Strike price	Expected term	Volatility %	Risk-free rate %
March 2015	700	$41.60	4.22	75.85%	1.58%
September 2013	199	$50.00	2.72	74.70%	1.24%
December 2012	152	$31.60	1.98	76.37%	1.05%
April 2011	31	$13.00	1.31	65.60%	0.77%
March 2011	9	$13.00	0.18	47.98%	—%
March 2010	1	$40.04	0.24	71.41%	—%

The Company’s expected volatility is based on a combination of implied volatilities of similar publicly traded entities. The expected life assumption is based on the remaining contractual terms of the warrants. The risk-free rate is based on the zero coupon rates in effect at the time of valuation. The dividend yield used in the pricing model is zero, because the company has no present intention to pay cash dividends.

The changes in fair value of the warrant liability for the years ended December 31, 2016 and 2015 were as follows (in thousands):

Warrant Issuance	Warrant liability, December 31, 2015	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, December 31, 2016
July 2016	$—	$4,296	$—	$(3,543)	$753
January 2016	—	5,590	—	(5,061)	529
March 2015	10,337	—	—	(9,905)	432
September 2013	1,933	—	—	(1,852)	81
December 2012	1,565	—	—	(1,500)	65
April 2011	537	—	(278)	(259)	—
March 2011	144	—	(46)	(98)	—
March 2010	2	—	—	(2)	—

	$14,518	$9,886	$(324)	$(22,220)	$1,860

Warrant Issuance	Warrant liability, January 1, 2015	Fair value of warrants granted	Fair value of warrants exercised	Change in fair value of warrants	Warrant liability, December 31, 2015
March 2015	—	10,296	—	41	10,337
September 2013	2,560	—	—	(627)	1,933
December 2012	2,027	—	—	(462)	1,565
April 2011	625	—	—	(88)	537
March 2011	144	—	—	—	144
March 2010	2	—	—	—	2

	5,358	10,296	—	(1,136)	14,518

Warrants classified as equity

Equity-classified warrants consist of warrants issued in connection with consulting services provided to us. Additionally, on May 8, 2013 as a part of our Loan financing, we granted Oxford Financial LLC warrants to purchase 9,109 shares of common stock at an exercise price of $49.40 per share, which equaled the 20-day average market price of our common stock prior to the date of the grant. The warrants were valued using the Black Scholes model. The fair value assumptions for the grant included a volatility of 75.34%, expected term of seven years, risk free rate of 1.20%, and a dividend rate of 0.00%. The fair value of the warrants granted was $38.60 per share. These warrants are recorded in equity at fair value upon issuance, and not as liabilities, and are not subject to adjustment to fair value in subsequent reporting periods.

In 2016, we issued 100,000 to the holder of the Debenture. The holder received 50,000 warrants upon the closing on the sale of the Debenture at an exercise price of $30.20, maturing 5 years from issuance, and in accordance with the terms of the amendment agreement, the exercise price of the warrant was reduced to $8.60 per share. The fair value assumptions for the grant included a volatility of 77.13%, expected term of 5.5 years, risk free rate of 1.26%, and a dividend rate of 0.00%. Additionally, the holder received 50,000 warrants upon the Company’s public company announcement of the interim analysis on June 29, 2016 at an exercise price of $8.60. The fair value assumptions for the grant included a volatility of 106.63%, expected term of 5.5 years, risk free rate of 1.35%, and a dividend rate of 0.00%. In addition to the warrants issued to the holder of the debenture we have 15,000 outstanding warrants issued to service providers with a weighted average exercise price of $79.40 as of December 31, 2016 and 2015. These warrants are recorded in equity at fair value upon issuance, and not as liabilities, and are not subject to adjustment to fair value in subsequent reporting periods.